Finance income and costs - Summary Of Finance Costs (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Finance income and costs
Interest accrued on bank loan (note 21(a))	₽ (96,013)	₽ (147,836)	₽ (204,249)	₽ (300,498)
Interest accrued on other loan (note 21(b))				(6,391)
Interest accrued on lease liabilities (note 23)	(6,776)	(8,430)	(13,966)	(17,207)
Net loss on financial assets measured at fair value through profit and loss	(2,642)		(2,642)
Other finance costs	(3,233)	(583)	(6,640)	(583)
Total finance costs	₽ (108,664)	₽ (156,849)	₽ (227,497)	₽ (324,679)